INTANGIBLE ASSETS - Narrative (Details) - Customer Relationships - USD ($) $ in Billions		6 Months Ended
	Jul. 06, 2022	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years	14 years
CDK Global
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		$ 3.4